Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events	Subsequent Events
On May 7, 2026, the Company announced the signing of a joint venture agreement with EQT Partners (“EQT”), one of the world’s largest private equity investors, to create a new North American joint venture focused on the ownership, operation, and development of high-quality cold storage warehouse facilities.
Under the terms of the agreement, EQT and the Company will hold 70% and 30% equity interests, respectively. At inception, the Company will contribute 12 cold storage facilities to the joint venture and expects to receive proceeds from such transfer, which will be used to pay down outstanding indebtedness of the Company.
The Company will serve as operating manager for the platform, providing day-to-day operational oversight to ensure continuity of service and operational excellence. The Company will also provide development support, leveraging its longstanding customer relationships and expertise to support long-term growth, focused on strategically located assets that serve mission-critical roles in the cold chain.
The transaction remains subject to customary closing conditions and regulatory approvals.